Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Breakdown of dividends paid by company (Details)
$ / shares in Units, ₲ in Millions, $ in Millions
											1 Months Ended				12 Months Ended
	Dec. 29, 2017 ARS ($)	Dec. 18, 2017 ARS ($)	Mar. 28, 2017 PYG (₲)	Aug. 26, 2016 ARS ($)	May 13, 2016 ARS ($)	Apr. 29, 2016 ARS ($) installment	Dec. 17, 2015 PYG (₲)	May 11, 2015 ARS ($)	Apr. 29, 2015 $ / shares	Mar. 26, 2015 PYG (₲)	Oct. 31, 2017 ARS ($)	May 31, 2017 ARS ($)	Dec. 31, 2015 ARS ($)	May 31, 2015 ARS ($)	Dec. 31, 2017 ARS ($) $ / shares		Dec. 31, 2016 ARS ($) $ / shares		Dec. 31, 2015 ARS ($) $ / shares		Mar. 28, 2017 ARS ($)	Dec. 17, 2015 ARS ($)	Mar. 26, 2015 ARS ($)
Dividends paid by company
Nucleo to ABC Telecomunicaciones															$ (38.0)				$ (45.0)
Nortel and Telecom Argentina non-controlling interest				$ (1,300.0)	$ (700.0)										(4,151.0)		$ (2,000.0)		(804.0)
Dividends advance declared by Sofora and paid by Telecom in December 2017															(3.0)
Payment of cash dividend															$ (4,192.0)		$ (2,000.0)		$ (849.0)
Reserve for future cash dividends payments		$ 4,150.3				$ 2,000.0
Cash dividend per outstanding share | $ / shares									$ 0.83						$ 4.28		$ 2.06		$ 0.83
Number of Cash Dividend Distribution installments | installment						2
Dividends declared								$ 804.0							$ 4,151.0	[1]	$ 2,000.0	[2]	$ 804.0	[3]
Nucleo
Dividends paid by company
Dividends paid			₲ 40,000				₲ 35,000			₲ 35,000	$ 55.0	$ 54.0	$ 80.0	$ 63.0	109.0				143.0
Dividends approved																					$ 109.0	$ 80.0	$ 63.0
Nucleo | Personal
Dividends paid by company
Payment of cash dividend											(41.0)	(39.0)	(52.0)	(41.0)
Dividends paid											37.0	37.0	54.0	42.0	74.0				96.0
Nucleo | ABC Telecomunicaciones
Dividends paid by company
Payment of cash dividend											(20.0)	(18.0)	(26.0)	(19.0)
Dividends paid											$ 18.0	$ 17.0	$ 26.0	$ 21.0	$ 35.0				$ 47.0
Sofora
Dividends paid by company
Dividends paid	$ 2.9

[1]	As approved by the Company’s Board of Directors’ Meeting held on December 18, 2017. The amount in pesos is $ 4,150,312,272, which was rounded in this Consolidated Statement of changes in equity to be presented in millions of pesos to 4,151.
[2]	As approved by the Company's Board of Directors' Meeting held on April 29, 2016.
[3]	As approved by the Company’s Ordinary Shareholders’ Meeting held on April 29, 2015.